Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Schedule of future maturities of long-term debt, capital lease and contractual obligations

	Payments due by period
	Total	2016	2017	2018	2019	2020	Thereafter
	(In thousands)
Long-term debt obligations	$13,613,686	$1,501,079	$901,097	$1,201,163	$1,401,233	$1,101,307	$7,507,807
Capital lease obligations	166,492	30,849	32,994	36,175	19,503	19,137	27,834
Interest expense on long-term debt and capital lease obligations	4,186,257	770,957	714,722	644,542	616,490	476,593	962,953
Satellite-related obligations	1,911,033	362,684	336,526	327,197	301,102	241,371	342,153
Operating lease obligations	178,918	52,305	32,960	22,563	15,623	10,040	45,427
Purchase obligations	2,279,706	1,723,073	248,443	165,584	115,814	11,892	14,900
Total	$22,336,092	$4,440,947	$2,266,742	$2,397,224	$2,469,765	$1,860,340	$8,901,074